Convertible Notes (Details) - USD ($)					2 Months Ended	6 Months Ended	12 Months Ended
	Apr. 24, 2025	Dec. 05, 2024	Jun. 17, 2024	May 16, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes [Line Items]
Repaid amount	$ 533,333				$ 6,063,333
Remining balance						$ 159,273
YA 2024 Notes [Member]
Convertible Notes [Line Items]
Commitment amount				$ 30,000,000
Bears interest rate				8.00%
Structuring fee						$ 15,000
Stock split description		Pursuant to the omnibus amendment agreement, the Floor Price under the YA 2024 Notes will be reduced from $0.1641 (post-reverse stock split adjusted to $0.98) to $0.10 (post-reverse stock split adjusted to $0.6) per Ordinary share, subject to the adjustment to reflect any reverse stock split effectuated by the Company.
Aggregated effective interest expense amount							$ 558,585
Loss on debt extinguishment							$ 473,653
YA 2024 Notes [Member] | First Tranche [Member]
Convertible Notes [Line Items]
Principal amount				$ 4,756,986
Effective interest rates, percentage				7.00%
Debt maturity date				May 16, 2025
Net proceeds				$ 4,162,347
YA 2024 Notes [Member] | Second Tranche [Member]
Convertible Notes [Line Items]
Principal amount			$ 1,500,000
Effective interest rates, percentage			7.00%
Debt maturity date			May 16, 2025
Net proceeds			$ 1,317,225
Minimum [Member] | YA 2024 Notes [Member]
Convertible Notes [Line Items]
Convertible notes in an aggregate of principle				$ 8,000,000
Effective interest rates, percentage							7.10%
Maximum [Member] | YA 2024 Notes [Member]
Convertible Notes [Line Items]
Effective interest rates, percentage							22.80%